Restricted Share Units (Tables)	12 Months Ended
Oct. 31, 2024
Restricted Share Units [Abstract]
Schedule of Changes in RSUs	The following table summarizes the changes in RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2022	1,407	$375.54	$273.42

Granted	2,200	55.97	41.63
Exercised	(1,391)	246.64	189.37

Balance, October 31, 2023	2,216	$138.55	$96.06

Granted (i)	591,460	1.86	1.36
Exercised	(329,338)	2.22	1.65

Balance, October 31, 2024	264,338	$2.55	$1.80
(i)	During the year ended October 31, 2024, the Company issued 591,460 RSU’s to consultants, directors and officers. The RSU’s vested with a fair value of $804,962 (2023-$91,589).